Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2025
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Selling and Administrative Expenses
19.
Selling and Administrative Expenses

Details of selling and administrative expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)		2023	2024	2025
Salaries	~~W~~	372,966	579,784	541,898
Post-employment benefit		24,822	22,596	26,370
Other employee benefits		86,692	84,007	79,391
Freight cost		91,960	119,325	76,931
Fees and commissions		253,495	246,020	228,638
Depreciation and amortization		264,982	266,159	222,090
Taxes and dues		65,528	63,382	30,641
Advertising		76,404	67,092	61,725
Warranty		101,846	113,689	71,255
Insurance		13,610	14,216	12,348
Travel		18,421	13,122	11,567
Training		9,775	9,306	7,810
Others		95,186	89,611	78,032
Total	~~W~~	1,475,687	1,688,309	1,448,696